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October 8, 2021	Jacob C. Tiedt Shareholder +1 312 609 7697 jtiedt@vedderprice.com

VIA EDGAR U.S. Securities and Exchange Commission Division of Investment Management 100 F Street, N.E. Washington, D.C. 20549

Re:	Nuveen Preferred and Income 2022 Term Fund (the “Registrant”)

File No. 811-23198

To the Commission:

On behalf of the Registrant, electronically transmitted herewith is the Registrant’s preliminary Proxy Statement on Schedule 14A pursuant to Section 14(a) of the Securities Exchange Act of 1934 (the “Proxy Statement”). The Proxy Statement is directed to shareholders of the Registrant in connection with the Registrant’s special shareholder meeting (the “Meeting”). At the Meeting, the Registrant’s shareholders will be asked to consider a proposal to amend the Registrant’s Declaration of Trust in order to eliminate the provision requiring the automatic termination of the Registrant on March 1, 2022.

Please contact the undersigned at (312) 609-7697 or Deborah Bielicke Eades at (312) 609-7661 if you have questions or comments regarding the filing.

Very truly yours, /s/ Jacob C. Tiedt Jacob C. Tiedt Shareholder

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